Capital & Equity (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 15, 2017	Aug. 31, 2017	Jul. 25, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Capital & Equity (Textual)
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized				500,000,000	500,000,000
Ordinary shares, issued				11,421,393	10,000,000
Proceeds for ordinary shares	$ 7,731,271				$ 7,731,271
Capital contributions					$ 145,232
Outstanding ordinary shares, description			1-for-10 reverse stock split.
IPO [Member]
Capital & Equity (Textual)
Proceeds for ordinary shares	$ 797,092
Common Stock [Member]
Capital & Equity (Textual)
Ordinary shares, par value	$ 6.00			$ 0.0001
Ordinary shares, authorized				500,000,000
Ordinary shares, issued	1,421,394			10,000,000
Proceeds for ordinary shares	$ 8,528,363			$ 1,000
Common Stock [Member] | Hangzhou Longyun [Member]
Capital & Equity (Textual)
Capital contributions		$ 945,000					$ 1,053,607
Common Stock [Member] | Hangzhou Longyun [Member] | RMB [Member]
Capital & Equity (Textual)
Capital contributions		$ 145,232					$ 6,800,000